Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation  The consolidated financial statements include the accounts of Sensient Technologies Corporation and its subsidiaries (the “Company”). All significant intercompany accounts and transactions are eliminated.

The Company is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, inkjet and specialty inks and colors, and other specialty and fine chemicals. The Company’s reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific Group, China Group and certain of the Company’s flavor businesses in Central and South America (Flavors Central & South America), which are managed on a geographic basis, are included in Corporate & Other.

Use of Estimates
Use of Estimates  The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold
Cost of Products Sold  Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses
Selling and Administrative Expenses  Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.
Accounts Receivable
Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories
Inventories  Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out (“FIFO”) method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $317.1 million and $301.6 million at December 31, 2013 and 2012, respectively, and raw materials and supplies of $157.4 million and $141.1 million at December 31, 2013 and 2012, respectively.

Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have estimated useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company’s own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets  The carrying value of goodwill is evaluated for impairment on an annual basis or when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit’s estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. Such determination of fair value yielded no impairment in 2013, 2012 or 2011.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets
Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value. Impairment losses were recorded as a result of the Company’s 2013 restructuring program. See Note 12, Restructuring Charges, for additional information.

Financial Instruments
Financial Instruments  The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging
Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company’s interest rate risk management activities is to manage the levels of the Company’s fixed and floating interest rate exposure to be consistent with the Company’s preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company’s exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges
Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company’s financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive income (loss) (“OCI”) until the underlying transaction is recognized in earnings.

The Company’s existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging
Net Investments Hedging  The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company’s net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company’s books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases
Commodity Purchases  The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging.

Translation of Foreign Currencies
Translation of Foreign Currencies  For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2013.

Share-Based Compensation	Share-Based Compensation Share-based compensation expense is recognized during the vesting period of each award as summarized in Note 6, Share-Based Compensation.
Income Taxes
Income Taxes  The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share
Earnings Per Share The difference between basic and diluted earnings per share (“EPS“) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:
(in thousands)	2013	2012	2011
Basic weighted-average shares outstanding	49,755	49,596	49,746
Diluted weighted-average shares outstanding	49,934	49,822	49,937

In 2013, 2012 and 2011 there were no anti-dilutive stock options. All earnings per share amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)  Accumulated OCI is composed primarily of foreign currency translation, pension liability and unrealized gains or losses on cash flow hedges. See Note 8, Accumulated Other Comprehensive Income, for additional information.

Research and Development
Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs were $34.5 million, $34.7 million and $33.2 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Advertising
Advertising  Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs were $1.6 million, $2.2 million and $2.4 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Environmental Liabilities
Environmental Liabilities  The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent Events	Subsequent Events The Company performed an evaluation of subsequent events through the date these financial statements were issued and no such events were identified.
New Pronouncements
New Pronouncements On January 1, 2013, the Company adopted ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires companies to report the effect on the line items for significant items reclassified out of other comprehensive income to net income, prospectively. The Company has included this disclosure in Note 8 of these Consolidated Financial Statements. The adoption of this ASU had no impact on the Company’s financial condition or results of operations.

On January 1, 2013, the Company adopted ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to perform a qualitative assessment to determine whether further indefinite-lived intangible asset impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more likely than not that an indefinite-lived intangible asset is impaired, the quantitative impairment test is required. Otherwise no further testing is required. The adoption of this ASU had no impact on the Company’s financial condition or results of operations.